Instruments eligible as capital (Tables)	12 Months Ended
Dec. 31, 2022
Instruments Eligible As Capital
Schedule of financial liability at fair value

	2022	2021
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	11,507	12,056
Total	11,507	12,056

Schedule of fair value changes and interest

	2022	2021	2020
Balance at beginning of the year	12,056	15,492	22,084
Interest accrued	(882)	2,137	1,689
Fair value changes	8,192	(5,717)	(3,673)
Own credit transferred to OCI	(2,008)	1,051	219
Effect of changes in exchange rates (OCI)	(5,851)	(907)	(4,827)
Balance at end of the year	11,507	12,056	15,492